Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	1-1070
Entity Registrant Name	OLIN CORPORATION
Entity Central Index Key	0000074303
Entity Tax Identification Number	13-1872319
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	190 Carondelet Plaza
Entity Address, Address Line Two	Suite 1530
Entity Address, City or Town	Clayton
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	480-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	OLN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false